Investments - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended			24 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Short term investments average maturity period	7 months 24 days	1 year 2 months 19 days
Purchase of investments in equity - long term	$ 3,890	$ 6,163	$ 0	$ 10,100
Increase (decrease) in fair value of investments in equity	(800)	800
Carrying value of long-term investments in equity	10,053	$ 6,963		10,053
Commitment to acquire future long-term investments	$ 22,500			$ 22,500